Summary of Significant Accounting Policies (Details) - EBP 075 - USD ($) $ in Thousands			6 Months Ended	12 Months Ended
	Jan. 24, 2026	Apr. 30, 2025	Aug. 19, 2025	Dec. 31, 2025	Dec. 31, 2024
EBP, Accounting Policy [Line Items]
Plan transfers		$ (21,549)	$ (3,783)	$ (25,332)
Notes receivable from participants				$ 108,147	$ 104,112
Subsequent Event
EBP, Accounting Policy [Line Items]
Plan transfers	$ 89,642
Notes receivable from participants	$ 424